Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Beginning Balance		$ 12	$ 11	$ 10
Charged to (Reduction in) Cost and Expense		118	115	116
Deductions		(117)	(116)	(115)
Acquisitions		0	2	0
Ending Balance		13	12	11
Actual Returns		105	118	124
Reserve for Cash Discount [Member]
Beginning Balance		4	5	4
Charged to (Reduction in) Cost and Expense		116	114	114
Deductions		(115)	(115)	(113)
Acquisitions		0	0	0
Ending Balance		5	4	5
Allowance for Doubtful Accounts [Member]
Beginning Balance		3	2	2
Charged to (Reduction in) Cost and Expense		2	0	1
Deductions		(1)	(1)	(1)
Acquisitions		0	2	0
Ending Balance		4	3	2
Allowance for Sales Returns [Member]
Beginning Balance	[1]	5	4	4
Charged to (Reduction in) Cost and Expense	[1]	0	1	1
Deductions	[1]	(1)	0	(1)
Acquisitions	[1]	0	0	0
Ending Balance	[1]	$ 4	$ 5	$ 4
Maximum [Member]
Percentage Of Actual Returns		2.00%	2.00%	2.00%

[1]	The returns reserve is evaluated quarterly and adjusted accordingly. During each period, returns are charged to net sales in the Consolidated Statements of Earnings as incurred. Actual returns were approximately $105 in 2015, $118 in 201 and $124 in 2013, or less than 2% of net sales.